PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Buildings	$ 1,384,609	$ 1,405,723
Land use rights	316,289	321,112
Plant and machinery	5,114,148	3,282,641
Automobiles	193,930	44,987
Office and computer equipment	447,619	438,843
Property, Plant and Equipment, Gross	7,456,595	5,493,306
Less: Accumulated depreciation and amortization	(2,782,929)	(2,329,241)
Property and equipment, net	$ 4,673,666	$ 3,164,065